OPERATING EXPENSES - Impairment, depreciation and amortization (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)
OPERATING EXPENSES
Depreciation of premises and equipment	$ 612,853		$ 606,100	$ 609,897
Amortization of intangible assets	192,307		144,517	186,562
Depreciation of right-of-use assets	172,461		160,768	179,474
Impairment (recovery) of other assets, net	38,680		77,951	41,211
Total impairment, depreciation and amortization	1,016,301		989,336	1,017,144
Impairment of property and equipment	543		842	4,480
Banistmo S.A.
OPERATING EXPENSES
Amortization of intangible assets			144,517
Discontinued operations | Banistmo S.A.
OPERATING EXPENSES
Depreciation of premises and equipment	26,997		27,655	26,479
Amortization of intangible assets	16,543		25,623	25,755
Depreciation of right-of-use assets	34,830		46,792	50,191
Impairment (recovery) of other assets, net	19,367		28,475	5,290
Total impairment, depreciation and amortization	97,737		128,545	107,715
Banking Colombia
OPERATING EXPENSES
Impairment (recovery) of other assets, net	28,540		51,626	45,122
Banking Guatemala
OPERATING EXPENSES
Impairment (recovery) of other assets, net	6,326		13,703	8,929
Leases
OPERATING EXPENSES
Impairment (recovery) of other assets, net	4,069		5,822	4,709
International Banking
OPERATING EXPENSES
Impairment (recovery) of other assets, net	274		5,999	1,730
Banking El Salvador
OPERATING EXPENSES
Impairment (recovery) of other assets, net	(527)	$ (1,533,000)	732	(19,283)
All other segments
OPERATING EXPENSES
Impairment (recovery) of other assets, net	(2)		69	4
Total
OPERATING EXPENSES
Impairment (recovery) of other assets, net	38,680		77,951	41,211
Banking Panama | Discontinued operations
OPERATING EXPENSES
Impairment (recovery) of other assets, net	$ 19,367		$ 28,475	$ 5,290